Investment Company Accounting	12 Months Ended
Mar. 31, 2012
Schedule Of Investment Company Accounting [Abstract]
Investment Company Accounting

5. Investment company accounting

Certain entities, including NPF, are investment companies and therefore carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The following table summarizes the aggregate fair value and the cost of investments held by all investment company subsidiaries within Nomura and for which investment company accounting has been retained in these consolidated financial statements.

	Millions of yen
	March 31
	2011	2012
Closing cost(1)	¥148,358	¥31,691
Gross unrealized appreciation	104,807	110,600
Gross unrealized depreciation	(44,411)	(9,971)

Closing fair value	¥208,754	¥132,320

(1)	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.

The following table summarizes performance of the investments held by investment company subsidiaries during the period:

	Millions of yen
	March 31
	2010	2011	2012
Opening fair value	¥253,693	¥267,168	¥208,754
Purchase / (sales) of investees during the period(1)	(5,004)	(70,292)	(109,724)
Realized gains / (losses) during the period(2)	(2,212)	10,070	35,931
Change in unrealized gains / (losses) during the period(3)	20,691	1,808	(2,641)

Closing fair value	¥267,168	¥208,754	¥132,320

(1)	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.

(2)	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.

(3)	Includes the effect of foreign exchange movements.